INTANGIBLE ASSETS, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Impairment loss	$ 49,784	$ (0)	$ 379,165
Toronto E Schools [Member]
Deferred tax liability	$ 31,234	$ 31,246			$ 42,288	$ 42,288
Toronto E Schools [Member]
Impairment loss				$ 589,468